                                  Merrimac Logo

MAY 1, 2004 - AS REVISED AUGUST 1, 2004                              PROSPECTUS
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                                 MERRIMAC SERIES

MERRIMAC CASH SERIES
MERRIMAC U.S. GOVERNMENT SERIES

                                NOTTINGHAM CLASS

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

THE NOTTINGHAM CLASS WILL ONLY BE AVAILABLE TO CLIENTS OF THE NOTTINGHAM COMPANY. THIS PROSPECTUS IS NOT AN OFFERING IN ANY STATE WHERE AN OFFERING MAY NOT LAWFULLY BE MADE.

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 CONTENTS
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THE FUNDS
RISK/RETURN SUMMARIES

                                                                           Page
Cash Series ...............................................................  2
U.S. Government Series ....................................................  4
SUMMARY OF PRINCIPAL RISKS  ...............................................  6
FUNDS' MANAGEMENT  ........................................................  7

YOUR INVESTMENT
SHAREHOLDER INFORMATION
Purchases .................................................................  8
Redemptions ...............................................................  9
Valuation of Shares ....................................................... 10
Dividends and Distributions ............................................... 10
Federal Taxes ............................................................. 11
Master/Feeder Structure ................................................... 11
Privacy Policy ............................................................ 11
FINANCIAL HIGHLIGHTS ...................................................... 13
APPENDIX A -- Description of Securities In Which the Portfolios Can Invest  14

FOR MORE INFORMATION

Back Cover

                              RISK/RETURN SUMMARIES

The following information is only a summary of important information that you should know about the Merrimac Cash Series and the Merrimac U.S. Government Series (the "Funds"). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.

Traditional mutual funds directly acquire and manage their own portfolio securities. The Funds are organized in a "master-feeder" structure, under which each Fund invests all of its assets in a corresponding series of Merrimac Master Portfolio (each, a "Portfolio"). Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.

    FEEDER FUND                                  MASTER PORTFOLIO

Merrimac Cash Series                  Merrimac Cash Portfolio ("Cash Portfolio")
Merrimac U.S. Government Series       Merrimac   U.S.   Government  Portfolio
                                      ("U.S. Government Portfolio")

The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the sub-advisers of each Fund's investment policies and guidelines.

The Funds' sub-adviser structures the Funds' portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The sub-adviser monitors each Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.

Money market funds can be confused with savings accounts. The Funds are not savings accounts but, rather, money market mutual funds that each issue and redeem at the Fund's per share net asset value ("NAV"). Each Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in a Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund offers five classes of shares. This Prospectus only covers the Nottingham Class.

                           MERRIMAC CASH SERIES
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THE FUND'S INVESTMENT      INVESTMENT OBJECTIVE              INVESTMENT FOCUS                  DIVIDEND FREQUENCY
OBJECTIVE AND MAIN         Seeks high level of current       Money market instruments          Declared daily and distributed
STRATEGY                   income consistent with                                              monthly
                            preserving principal and         AVERAGE PORTFOLIO DURATION
                           liquidity.                        90 days or less dollar-weighted
                                                             average maturity

                           Lincoln Capital Fixed Income Management Company, LLC ("Lincoln"), the sub-adviser of Merrimac Cash
                           Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations.
                           The Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

                           See Appendix A for more information regarding the types of securities in which the Fund invests.

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MAIN RISKS OF INVESTING    The primary risks in investing in the Fund are as follows:
IN THE FUND

                           o Interest rate risk    o Credit risk     o Company risk   o Government-sponsored
                                                                                        enterprises risk

                           In view of the risks inherent in all investments in securities, there is no assurance that the
                           Fund's objective will be achieved.
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FUND PERFORMANCE           The bar chart and average annual total return table demonstrate the risks of investing in the Fund.
                           Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

                           Prior to August 1, 2004, the Nottingham Class was referred to as the Adviser Class and imposed an annual distribution (12b-1) fee of 0.25%. Concurrent with the redesignation, the 12b-1 Plan was terminated. The performance information which follows reflects the inclusion of the 12b-1 fee in effect from December 18, 2001 through July 31, 2004.

                           TOTAL RETURN -- NOTTINGHAM CLASS

                           2002         1.62%
                           2003         0.89%

                           During the periods shown in the bar chart, the highest total return for a quarter was 0.45% (quarter ending 3/31/2002) and the lowest total return for a quarter was 0.19% (quarter ending 9/30/2003 and
                           12/31/2003).

                           * The total return presented reflects the inclusion of an annual distribution fee of 0.25%. The fee was terminated as of August 1, 2004.

                           AVERAGE ANNUAL TOTAL RETURN
                           PERIODS ENDED DECEMBER 31, 2003
                           ...................................................................................................

                                                               1 YEAR          LIFE OF FUND           INCEPTION DATE

                           Cash Series* -- Nottingham Class    0.89%               1.27%             December 18, 2001

                           * From September 1, 1998 to June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset
                             Management, Inc.) acted as investment sub-adviser for the Cash Portfolio. The team of investment professionals currently involved in the management of the Cash Portfolio at Lincoln Capital Fixed
                             Income Management Company, LLC include substantially all of the professional staff who previously managed the Cash Portfolio at Opus Investment Management, Inc. Prior to September 1, 1998, The Bank
                             of New York acted as investment sub-adviser for the Cash Portfolio.
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FEES AND EXPENSES

                           These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
                           There are no fees or sales loads charged to your account when you buy or sell Fund shares.

                           ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                           ................................................................

                                                                                 NOTTINGHAM CLASS

                           Management Fees                                             0.17%
                           Distribution (12b-1) Fees                                   None
                           Other Expenses(1)                                           0.02%
                                                                                       -----
                           Total Annual Fund Operating Expenses(2)                     0.19%
                                                                                       =====
                           (1) "Other Expenses" include expenses such as legal, accounting and printing services.
                           (2) This table and the example below reflect the Fund's projected expenses and the Fund's share of the Portfolio's expenses for the fiscal period from August 1, 2004 through December 31, 2004.
                               Prior to August 1, 2004, the class was subject to a 0.25% distribution (12b-1) fee.
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EXAMPLE                    This example is intended to help you compare the cost of investing in the Nottingham Class of the
                           Fund with the cost of investing in other mutual funds.

                           The example assumes that you invest $10,000 in the Nottingham Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR               3 YEARS                  5 YEARS                 10 YEARS

                                    $19                   $61                      $107                    $243

                           MERRIMAC U.S. GOVERNMENT SERIES
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THE FUND'S INVESTMENT      INVESTMENT OBJECTIVE              INVESTMENT FOCUS                  DIVIDEND FREQUENCY
OBJECTIVE AND MAIN         Seeks high level of current       U.S. Government obligations       Declared daily and distributed
STRATEGY                   income consistent with                                              monthly
                            preserving principal and         AVERAGE PORTFOLIO
                           liquidity.                        DURATION 90 days or
                                                             less dollar-weighted
                                                             average maturity


                           Lincoln Capital Fixed Income Management Company, LLC, the sub- adviser of the Merrimac U.S.
                           Government Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these instruments. The
                           Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

                           See Appendix A for more information regarding the types of securities in which the Fund invests.
------------------------------------------------------------------------------------------------------------------------------
MAIN RISKS OF INVESTING    The primary risks in investing in the Fund are as follows:
IN THE FUND

                           o  Interest rate risk             o Credit risk                     o Government-sponsored
                                                                                                 enterprises risk

                           In view of the risks inherent in all investments in securities, there is no assurance that the
                           Fund's objective will be achieved.
----------------------------------------------------------------------------------------------------------------
FUND PERFORMANCE           The bar chart and average annual total return table demonstrate the risks of investing in the Fund.
                           Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

                           Prior to August 1, 2004, the Nottingham Class was referred to as the Adviser Class and imposed an annual distribution (12b-1) fee of 0.25%. Concurrent with the redesignation, the 12b-1 Plan was terminated. The performance information which follows reflects the inclusion of the 12b-1 fee in effect from December 18, 2001 through July 31, 2004.

                           TOTAL RETURN -- NOTTINGHAM CLASS

                              2002              1.60%
                              2003              0.80%

                           During the periods shown in the bar chart, the highest total return for a quarter was 0.43% (quarter ending 3/31/2002) and the lowest total return for a quarter was 0.17% (quarter ending 9/30/2003).

                           * The total return presented reflects the inclusion of an annual distribution fee of 0.25%. The fee was terminated as of August 1, 2004.

                           AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED DECEMBER 31, 2003
                           ...................................................................................................

                                                                          1 YEAR          LIFE OF FUND           INCEPTION DATE

                           U.S. Government Series* -- Nottingham Class     0.80%             1.21%              December 18, 2001

                           * From the inception date until June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica
                           Asset Management, Inc.) acted as investment sub-adviser for the U.S. Government Portfolio. The team of investment professionals currently involved in the management of the U.S. Government Portfolio at
                           Lincoln Capital Fixed Income Management Company, LLC include substantially all of the professional staff who previously managed the U.S. Government Portfolio at Opus Investment Management, Inc.
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FEES AND EXPENSES          These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
                           There are no fees or sales loads charged to your account when you buy or sell Fund shares.

                           ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                           ...................................................................................................

                                                                                           NOTTINGHAM CLASS

                           Management Fees                                                     0.17%
                           Distribution (12b-1) Fees                                           None
                           Other Expenses(1)                                                   0.03%
                                                                                               -----
                           Total Annual Fund Operating Expenses(2)                             0.20%
                                                                                               =====

                           (1) "Other Expenses" include expenses such as legal, accounting and printing services.
                           (2) This table and the example below reflect the Fund's projected expenses and the Fund's share of the Portfolio's expenses for the fiscal period from August 1, 2004 through December 31, 2004.
                               Prior to August 1, 2004, the class was subject to a 0.25% distribution (12b-1) fee.
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EXAMPLE                    This example is intended to help you compare the cost of investing in the Nottingham Class of the Fund with the cost of investing in other mutual funds.

                           The example assumes that you invest $10,000 in the Nottingham Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR           3 YEARS                 5 YEARS              10 YEARS

                                   $20               $64                     $113                 $255

                                 SUMMARY OF PRINCIPAL RISKS

Company Risk: Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

Credit Risk: Credit risk involves the possibility that an issuer of a security owned by a Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

Government-Sponsored Enterprises Risk: The Cash Portfolio and the U.S. Government Portfolio each may invest in U.S. Government Securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk: Interest rate risk involves the possibility that the value of a Fund's investments will decline due to an increase in interest rates.

                                FUNDS' MANAGEMENT

INVESTMENT ADVISER. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolios' investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees of the Merrimac Master Portfolio. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser began acting as an investment adviser in November, 1996. The Portfolios each pay the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of each of these Portfolios.

The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the sub-adviser of each Fund's investment policies and guidelines. The sub-adviser selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and the Adviser. The Adviser also recommends the appointment of additional or replacement sub-adviser(s) to the Portfolios' Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolios to add or terminate the sub- advisers without shareholder approval.

The Adviser and sub-adviser may pay service, administrative or other similar fees charged by a financial intermediary or other financial representative in connection with the servicing of shareholders accounts or the sale of shares of a Fund. Such payments are paid by the Adviser and sub-adviser out of their profits or other available sources and do not impact the total operating expenses of a Fund. These payments are calculated on the average daily net assets of a Fund attributable to the particular financial intermediary. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Adviser, The Nottingham Company, the sub-adviser, their respective affiliates, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a Fund. The Adviser and sub-adviser select the financial intermediaries to which revenue sharing payments will be made and determine the size of such payments based upon factors that the Adviser and sub-adviser may deem relevant. In some circumstances, these payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund. Please contact your financial intermediary for details about revenue sharing payments it may receive.

INVESTMENT SUB-ADVISER. Lincoln serves as investment sub-adviser to the Cash Portfolio and to the U.S. Government Portfolio. Prior to June 1, 2003, Opus Investment Management, Inc. ("Opus") (formerly Allmerica Asset Management, Inc.) served as investment sub-adviser to the Cash Portfolio and the U.S. Government Portfolio. The team of investment professionals involved in the management of the portfolios at Lincoln include substantially all of the professional staff who previously managed the Cash Portfolio and the U.S. Government Portfolio at Opus. The business address of Lincoln is 260 Franklin Street, 14th Floor, Boston, Massachusetts 02111. Lincoln and its predecessor company have been providing investment advisory services since 1981. Lincoln is a direct, wholly-owned subsidiary of Lehman Brothers Holdings Inc.

The sub-adviser receives a fee from the Adviser (and not from each Portfolio) for its services.

                             SHAREHOLDER INFORMATION

    Shareholders of the Nottingham Class execute purchase and redemption transactions by notification to NC Shareholder Services in accordance with the procedures identified below. NC Shareholder Services is responsible for notifying the Funds of transactions it has accepted. Transactions are considered executed only when they have been received in proper form by the Funds. The deadlines listed below allow for the processing of accepted transactions and differs from the actual Fund close.

>   PURCHASES

    GENERAL INFORMATION. The Nottingham Class will only be available to clients of The Nottingham Company. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Funds' Custodian. See the Account Application or call 1-800-773-3863 for instructions on how to make payment for shares or to make general inquiries.

    Shares of the U.S. Government Series are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107
    (7), 107(8), 107(15) of the Federal Credit Union Act, Parts 703 and 704.5(f) of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The U.S. Government Series intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the funds qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

    INVESTMENT MINIMUM. The minimum initial investment for Nottingham Class shares of the Funds is $25,000. Each Fund reserves the right to waive the minimum initial investment. When a Nottingham Class shareholder's account balance falls below $25,000 due to redemption, a Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

    THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with the Funds) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

    OTHER INFORMATION. Share purchase orders are deemed to be in good order on the date a Fund receives or has on file a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

    Purchases may be made by check or wire. Checks should be made payable to NC Shareholder Services and sent to NC Shareholder Services, P.O. Box 4365, Rocky Mount, NC 27803-0365. Wiring instructions for purchases of Nottingham Class shares of a Fund are as follows:

                               Wachovia Bank, NA
                                ABA #: 053000219
            Name of Account: TNC for the benefit of [name of the fund]
                             Account # 2000021684513
                             For further credit to
      (name and social security number or taxpayer identification number)
                                 Amount of Wire:

    An investor's bank may impose a charge to execute a wire transfer. A purchaser must call 1-800-773-3863 to inform NC Shareholder Services of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that NC Shareholder Services receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

                      Cash Series               3:00 p.m. (ET)
                      U.S. Government Series    4:00 p.m. (ET)

    The Funds also may limit the amount of a purchase order received after 2:00 p.m. (ET).

    On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 p.m. (ET).

    Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

    Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld. The Funds reserve the right to request such information as is necessary to verify the identity of a prospective investor. In the event of delay or failure by a prospective investor to produce any information required for verification purposes, the Funds may refuse to accept the subscription and any monies relating thereto.

>   REDEMPTIONS

    Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after NC Shareholder Services has received a proper notice of redemption. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt of the redemption request.

    Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day. All redemption requests regarding shares of the Funds placed after 2:00 p.m. may only be placed by telephone.

                      Cash Series               3:00 p.m. (ET)
                      U.S. Government Series    4:00 p.m. (ET)

    Each Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Funds each reserve the right to postpone payments for redemption requests received after 2:00 p.m. (ET) until the next Business Day.

    On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET).

    A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

    REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide NC Shareholder Services with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

    A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to NC Shareholder Services with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

    REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Merrimac Series c/o NC Shareholder Services, P.O. Box 4365, Rocky Mount, NC 27803-0365. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, NC Shareholder Services may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

    TELEPHONE REDEMPTION. A shareholder may request redemption by calling NC Shareholder Services at 1-800-773-3863. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds, NC Shareholder Services nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with NC Shareholder Services. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

    No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>   VALUATION OF SHARES

    Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 4:00 p.m. (ET) for the Cash Series and as of 5:00 p.m. (ET) for the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>   DIVIDENDS AND DISTRIBUTIONS

    Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

>   FEDERAL TAXES

    The following discussion summarizes certain federal income tax issues generally affecting Fund shareholders, but does not address all of the tax issues that may be relevant to investors. Each investor should discuss with a tax adviser the tax consequences of an investment in a Fund based upon the investor's particular circumstances.

    Dividends from net investment income and distributions of net short-term capital gains generally are taxable to shareholders as ordinary income. Distributions from net long-term capital gains generally are taxable as long-term capital gains regardless of the length of time a shareholder has held its shares. Ordinary and capital gain dividends generally are taxable whether they are paid in cash or in additional shares.

    Gain or loss, if any, recognized on the sale, exchange or other disposition of shares of the Funds will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands and the transaction is treated as a sale for federal income tax purposes. Such gain or loss will be a long term gain or loss if the shares have been held for more than one year. Since each Fund attempts to maintain a stable NAV of $1.00 per share, it is anticipated that gain or loss would generally not result upon disposition of the shares of the Funds.

    Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax, currently at 28%.

>   MASTER/FEEDER STRUCTURE

    The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

    Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

>   PRIVACY POLICY

    The Board of Trustees of the Merrimac Series has adopted the following privacy policy with respect to its operations.

        The trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

        As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

        We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

        We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

        We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

        On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                                                        FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' Nottingham Class financial performance since the Funds commenced operations. Certain information reflects financial results for a single Nottingham Class share of the Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Nottingham Class of the
Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose reports, along with the Funds' financial statements, are included in the annual report, which is available upon request.

Prior to August 1, 2004, the Nottingham Class was referred to as the Adviser Class and imposed an annual distribution (12b-1) fee of
0.25%. Concurrent with the redesignation, the 12b-1 Plan was terminated. The performance information which follows reflects the inclusion of the 12b-1 fee in effect from December 18, 2001 through July 31, 2004.

Selected data for an Nottingham Class share of beneficial interest outstanding throughout the period is presented below:

                                                                                         ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                                                                                    SUPPLEMENTAL DATA
                                                                                       --------------------------------------------
                                         NET        DISTRIBUTIONS FROM      NET                               NET      NET ASSETS
 PERIODS ENDED     NET ASSET VALUE    INVESTMENT      NET INVESTMENT    ASSET VALUE      TOTAL     NET    INVESTMENT  END OF PERIOD
 DECEMBER 31,    BEGINNING OF PERIOD    INCOME           INCOME        END OF PERIOD   RETURN(A) EXPENSES   INCOME    (000S OMITTED)
 ------------    -------------------  ----------    ------------------ -------------   --------- -------- ----------  --------------
CASH SERIES
    2003               $1.000          $0.009          $0.009             $1.000         0.89%     0.44%     0.88%         $5
    2002                1.000           0.016          (0.016)             1.000         1.62      0.44      1.60           5
    2001(B)             1.000           0.001          (0.001)             1.000         2.01      0.46      2.01           5

U.S. GOVERNMENT SERIES
    2003                1.000           0.008          (0.008)             1.000         0.80      0.45      0.80           5
    2002                1.000           0.015          (0.015)             1.000         1.60      0.44      1.51           5
    2001(B)             1.000           0.001          (0.001)             1.000         1.92      0.46      1.92           5

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date.
(B) For the period from inception, December 18, 2001, through December 31, 2001.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST:

ASSET-BACKED SECURITIES. The Cash Portfolio may invest in asset-backed securities, which consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/ or provided through credit enhancements such as letters of credit, insurance bonds, limited issuer guarantees, senior-subordinated structures and over collateralization. Asset-backed securities are normally traded over-the- counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities may be subject to prepayment risk, particularly in a period of declining interest rates. Prepayments, which occur when unscheduled payments are made on the underlying debt instruments, may shorten the effective maturities of these securities and may lower their total returns. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. There is no limit on the extent to which the Portfolios may invest in asset-backed securities; however, the Portfolios will only invest in asset-backed securities that carry a rating in the highest category from at least two NRSROs.

COMMERCIAL PAPER. The Cash Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Portfolio may invest in commercial paper with maturities which vary from a few days to nine months. The Portfolio may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Cash Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers. Corporate bonds are subject to the risk of an issuer's inability to meet principal and interest payments and may also be subject to price volatility due to such factors as market interest rates, market perception of the credit worthiness of the issuer and general market liquidity.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Cash Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Portfolio may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

REPURCHASE AGREEMENTS. The Cash Portfolio and the U.S. Government Portfolio each may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the Portfolio collateralized with securities. The lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The Portfolios bear the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. Each Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Each Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days because such agreements would be considered "illiquid securities."

RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days and certain restricted securities. In addition, the Cash Portfolio may invest in time deposits with a notice or demand period of more than seven days. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements. The Board of Trustees of the Portfolio Trust have adopted guidelines and delegated to each Portfolio's investment adviser or sub-adviser, as applicable, the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. Each Portfolio's Board of Trustees, however, retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable rate master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Further, some of the demand instruments purchased by a Portfolio derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by each Portfolio's investment adviser or sub-adviser.

ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Cash Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. The Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolio will distribute its share of this accrued income to shareholders, to the extent that the shareholders and shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolio will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                                 MERRIMAC SERIES

                              MERRIMAC CASH SERIES
                         MERRIMAC U.S. GOVERNMENT SERIES

For investors who want more information about the Funds, the following documents are available free upon request:

o STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

o ANNUAL/SEMI-ANNUAL REPORTS: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting the Funds at 1-888-637-7622 or the Funds' internet website at www.merrimacmutualfunds.com. You can also view the SAI and receive the reports free from the SEC's Internet website at http:/ /www.sec.gov.

Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address:
publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.

                      Distributed by Funds Distributor Inc.

                                     Investment Company Act o File No. 811-08741

                                 MERRIMAC SERIES

                              Merrimac Cash Series
                              Merrimac Prime Series
                            Merrimac Treasury Series
                          Merrimac Treasury Plus Series
                         Merrimac U.S. Government Series
                            Merrimac Municipal Series

                       STATEMENT OF ADDITIONAL INFORMATION

                     MAY 1, 2004 - AS REVISED AUGUST 1, 2004


This Statement of Additional Information (the "SAI") is not a Prospectus, but it relates to the Prospectus of Merrimac Series dated May 1, 2004. Financial Statements are incorporated by reference into this SAI from the Funds' most recent Annual Report. You can get a free copy of the Prospectus for the Merrimac Series or the Funds' most recent annual and semi-annual reports, request other information and discuss your questions about the Funds by contacting the Funds at 1-888-637-7622 or the Funds' internet website at www.merrimacmutualfunds.com.

Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. Reports and other information about the Funds may be obtained on the Commission's Internet site at http://www.sec.gov.

                                                           TABLE OF CONTENTS
                                                                  Page                                                      Page
Fund History                                                         2   Brokerage Allocation and Other Practices             21
Description of the Funds, Their Investments and Risks                2   Capital Stock                                        22
  Classification                                                     2   Purchase, Redemption and Valuation of Shares         23
   Investment Strategies and Risks                                   3     Purchase and Redemption of Shares                  23
   Fund Policies                                                     7     Valuation of Shares                                24
Management of the Trusts                                             9   Certain Federal Income Tax Consequences              24
                                                                         Independent Auditors
Control Persons                                                     12   Counsel                                              28
Proxy Voting Policies and Procedures                                16   Financial Statements                                 28
Investment Advisory and Other Services                              17   Appendices                                           29
  Investment Advisers and Sub-Advisers                              17
  Distributor                                                       19
  Distribution and Shareholder Servicing Plans                      19
  Administrator, Transfer Agent, Custodian and Fund Accountant      21

                                  FUND HISTORY

This SAI provides information regarding the Merrimac Series (the "Trust") and six of its funds: Merrimac Cash Series ("Cash Series"), Merrimac Prime Series ("Prime Series"), Merrimac Treasury Series ("Treasury Series"), Merrimac Treasury Plus Series ("Treasury Plus Series"), Merrimac U.S. Government Series ("U.S. Government Series") and Merrimac Municipal Series ("Municipal Series") (each, a "Fund" and collectively, the "Funds").

The Trust is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated March 30, 1998, as amended, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Trust's current Prospectus dated May 1, 2004 (the "Prospectus"). This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by calling 1-888-637-7622. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.

              DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

CLASSIFICATION

Each Fund is a diversified open-end, management investment company and a separate series of the Trust.

MASTER/FEEDER STRUCTURE. A master/feeder structure allows a fund to become a feeder fund and invest all of its investable assets into a master portfolio which has the same investment objective and restrictions.

The Funds have elected to become feeder funds and invest their assets into corresponding portfolios (collectively "the Portfolios") of Merrimac Master Portfolio (the "Portfolio Trust"), a common law trust organized under New York law on October 30, 1996 and registered as an open-end management investment company under the 1940 Act. Because the feeder funds invest all of their investable assets in their corresponding Portfolios, the description of each Fund's investment policies, techniques, specific investments and related risks that follows also applies to the corresponding Portfolio. All six Funds are sometimes referred to in this SAI as feeder funds.

The following are the feeder funds of the Trust and the corresponding master portfolios of the Portfolio Trust into which each invests.

          FEEDER FUND                                         MASTER PORTFOLIO
Cash Series                 Merrimac Cash Portfolio ("Cash Portfolio")
Prime Series                Merrimac Prime Portfolio ("Prime Portfolio")
Treasury Series             Merrimac Treasury Portfolio ("Treasury Portfolio")
Treasury Plus Series        Merrimac Treasury Plus Portfolio
                            ("Treasury Plus Portfolio")
U.S. Government Series      Merrimac U.S. Government Portfolio ("U.S. Government
                            Portfolio")
Municipal Series            Merrimac Municipal Portfolio ("Municipal Portfolio")

The Cash Portfolio, Prime Portfolio, Treasury Portfolio, Treasury Plus Portfolio, U.S. Government Portfolio and Municipal Portfolio are collectively referred to as (the "Portfolios").

In addition to these feeder funds, other feeder funds may invest in these Portfolios, and information about the other feeder funds is available by calling 1-888-637-7622. The other feeder funds invest in the Portfolios on the same terms as the Funds and bear a proportionate share of the Portfolio's expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the Funds, which may produce different investment results.

There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in a Portfolio may reduce the diversification of a Portfolio's investments, reduce economies of scale and increase a Portfolio's operating expenses. If the Portfolio Trust's Board of Trustees approves a change to the investment objective of a Portfolio that is not approved by the Trust's Board of Trustees, a Fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of a fund's interest in its Portfolio, which may be required by the Trust's Board of Trustees without shareholder approval, might cause the fund to incur expenses it would not otherwise be required to pay.

INVESTMENT STRATEGIES AND RISKS. The money market instruments in which the Cash Portfolio and Prime Portfolio invest include short-term U.S. Government securities (defined below), commercial paper (promissory notes issued by corporations to finance their short-term credit needs) and other corporate debt, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements. The Treasury Portfolio invests exclusively in direct obligations of the U.S. Treasury and other mutual funds that invest exclusively in such instruments subject to regulatory limitations. The Treasury Plus Portfolio invests substantially all of its assets in direct obligations of the U.S. Treasury and repurchase agreements collateralized by these instruments and in U.S. Government Securities (defined below). The U.S. Government Portfolio invests substantially all of its assets in short-term U.S. Government Securities and repurchase agreements collateralized by these instruments. The Municipal Portfolio invests in high quality money market instruments issued by municipalities and other issuers. The Municipal Portfolio may take a temporary defensive position when its sub-adviser determines that market conditions warrant. During these times the Fund may not be pursuing its investment goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.

MATURITY AND DURATION. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration a Portfolio will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

Each of the Portfolios has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, each Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 permits each Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. The Prime Portfolio, Treasury Portfolio and Treasury Plus Portfolio will maintain a dollar-weighted average portfolio maturity of 60 days or less.

BANKERS' ACCEPTANCES. The Cash Portfolio and the Prime Portfolio may invest in bankers' acceptances which are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT. The Cash Portfolio and the Prime Portfolio also may invest in certificates of deposit ("CDs"), which are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and thrift institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

EXTENDIBLE COMMERCIAL NOTES ("ECNS"). The Cash Portfolio and the Prime Portfolio may invest in ECNs. ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on the Initial Redemption Date (the equivalent of a commercial paper maturity). The extension feature substitutes for bank back-up. Investors receive a premium for giving the issuer the option to extend the maturity. However, investors receive a sizable additional premium if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper.

FUNDING AGREEMENTS. The Cash Portfolio and the Prime Portfolio may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

INVESTMENT COMPANIES. The Portfolios may invest in the securities of other investment companies to the extent allowed by law. Under the 1940 Act, each Portfolio's investment in investment companies is limited to, subject to certain exception, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets of investment companies in the aggregate.

ABN AMRO Asset Management (USA) LLC ("ABN AMRO") is sub-adviser to the Municipal Portfolio. ABN AMRO through its affiliates has received an exemptive order from the Securities and Exchange Commission ("SEC") to permit the funds which it manages, including the Municipal Portfolio, to invest in shares of money market funds affiliated with ABN AMRO. Pursuant to this order, the Municipal Portfolio is permitted to invest in shares of money market funds affiliated with ABN AMRO for cash management purposes, provided that the ABN AMRO and any of its affiliates waive management fees and other expense with respect to fund assets invested therein.

LOAN PARTICIPATIONS. The Cash Portfolio and the Prime Portfolio may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Portfolios may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for the Portfolios to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, the Portfolios may be subject to delays, expenses and risks that are greater than if the Portfolios had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Portfolios may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Portfolios may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by the Portfolios are generally regarded as illiquid.

MUNICIPAL SECURITIES. The Municipal Portfolio may invest in municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. Municipal securities include both municipal notes and municipal bonds.

Municipal notes include general obligation notes, project notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, and construction loan notes and tax-exempt commercial paper. Municipal notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. Project notes, which carry a U.S. government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs). Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications: general obligation bonds, revenue bonds and private activity bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

REPURCHASE AGREEMENTS. Each Portfolio except the Treasury Portfolio and the Municipal Portfolio may invest in repurchase agreements. A repurchase agreement is an agreement under which a Portfolio acquires money market instruments (generally U.S. Government Securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by a Portfolio and is unrelated to the interest rate on the instruments. The instruments acquired by a Portfolio (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Portfolio until they are repurchased. The Board of Trustees of the Portfolio Trust will monitor the standards that the investment adviser or sub-adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with a Portfolio. See "Investment Advisory Services" for information regarding the investment adviser and sub-adviser.

The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a Portfolio at a time when their market value has declined, a Portfolio may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by a Portfolio are collateral for a loan by a Portfolio and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the instruments it acquires. It is expected that these risks can be controlled through careful documentation and monitoring.

REVERSE REPURCHASE AGREEMENTS. The Cash Portfolio, the Prime Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio each may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, each Portfolio would sell the securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed-upon date and price. Each Portfolio will enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to provide cash to satisfy redemption requests. At the time each Portfolio enters into a reverse repurchase agreement, it would place in a segregated custodial account, assets such as cash or liquid securities, consistent with each Portfolio's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the counterparty may default at a time when the market value of securities sold by each Portfolio have increased in value. Reverse repurchase agreements are considered by the SEC to be borrowings by the Portfolio under the 1940 Act.

SECURITIES LENDING. Each Portfolio may lend up to 33 1/3% of its portfolio of securities pursuant to agreements requiring that the loan be continuously secured by cash or equivalent collateral or by a letter of credit or bank guarantee in favor of the Portfolio at least equal at all times to 100% of the market value plus accrued interest on the securities lent. The Portfolio will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily. Loans are subject to termination by the Portfolio or the borrower at any time and are, therefore, not considered to be illiquid investments.

SHORT-TERM TRADING. Although each Portfolio usually intends to hold securities purchased until maturity, at which time they will be redeemable at their full principal value plus accrued interest, they may, at times, engage in short-term trading to attempt to take advantage of yield variations in the short-term market. Each Portfolio also may sell portfolio securities prior to maturity based on a revised evaluation of the creditworthiness of the issuer or to meet redemptions. In the event there are unusually heavy redemption requests due to changes in interest rates or otherwise, a Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. However, each Portfolio believes that its ability to borrow funds to accommodate redemption requests may mitigate in part the necessity for such portfolio sales during these periods.

TIME DEPOSITS. The Cash Portfolio and the Prime Portfolio may invest in time deposits ("TDs"), which are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a TD earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

U.S. GOVERNMENT SECURITIES. The Cash Portfolio, the Prime Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio each may invest in U.S. Government Securities. Not all U.S. Government Securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by the Federal Home Loan Bank are supported only by the credit of the agency. There is no guarantee that the U.S. Government will support these types of securities, and therefore they involve more risk than "full faith and credit" Government Securities. The Treasury Portfolio will primarily invest in "full faith and credit" U.S. Government Securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each Portfolio may invest in when-issued and delayed delivery securities, which are securities purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. Although the purchase of securities on a when-issued basis is not considered leveraging, it has the effect of leveraging. When such a security is purchased, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment unless the relevant Portfolio has entered into an offsetting agreement to sell the securities. These segregated securities will be valued at market and additional cash or securities will be segregated if necessary so that the market value of the account will continue to satisfy the purchase commitment. A Portfolio generally will not pay for such securities or earn interest on them until received. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of the Portfolio's total assets, and a commitment will not exceed 90 days. A Portfolio will only purchase when-issued securities for the purpose of acquiring portfolio securities and not for speculative purposes. However, a Portfolio may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. The market value of when-issued or delayed delivery securities when they are delivered may be less than the amount the Portfolios paid for them.

FUND POLICIES

The Funds and the Portfolios have adopted the following fundamental policies. Each of the Fund's and Portfolio's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of a Fund or a Portfolio, as the case may be, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of a Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of a Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of a Fund or Portfolio.

As a matter of fundamental policy, each Portfolio (Fund) may not:

         (1) purchase any securities that would cause more than 25% of the total assets of the Portfolio at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to U.S. Government Securities or (for the Cash Portfolio (Series), the Prime Portfolio (Series), the Treasury Plus Portfolio (Series) and the U.S. Government Portfolio (Series) bank obligations or repurchase agreements collateralized by any of such obligations as applicable; and for the Municipal Portfolio (Series) there is no investment limitation with respect to (i) U.S. Government Securities or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.;

         (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions, provided that borrowing does not exceed an amount equal to 33 1/3% of the current value of the Portfolio's assets taken at market value, less liabilities, other than borrowings;

         (3) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions);

         (4) make loans to any person or firm; provided, however, that the making of a loan shall not include entering into repurchase agreements, and provided further that a Portfolio may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of a Portfolio's total assets;

         (5) engage in the business of underwriting the securities issued by others, except that a Portfolio will not be deemed to be engaging in the business of underwriting with respect to the purchase or sale of securities subject to legal or contractual restrictions on disposition;

         (6) issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act;

         (7) purchase or sell real estate, commodities, or commodity contracts unless acquired as a result of ownership of securities, and provided further that a Portfolio may invest in securities backed by real estate and in financial futures contracts and options thereon; and

         (8) the Municipal Portfolio (Series) will, under normal circumstances, invest at least 80% of its net assets in securities that pay income exempt from Federal income tax.

If any percentage restriction described above for the relevant Portfolio (Fund), is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the net assets of the Portfolios
(Fund) will not constitute a violation of the restriction. The above restrictions also apply to each Fund, with the exception that a Fund may invest all of its investable assets without limitation in its respective Portfolio.

As a non-fundamental policy the Treasury Portfolio (Series) will, under normal circumstances, invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) or in other mutual funds that invest exclusively in such instruments, subject to regulatory limitations. As a non-fundamental policy the Treasury Plus Portfolio (Series) will, under normal circumstances, invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these instruments. As a non-fundamental policy the U.S. Government Portfolio (Series) will, under normal circumstances, invest at least 80% of its net assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these instruments. These investment policies are not fundamental and should the Portfolio's Board decide to change these policies, shareholders will be provided at least 60 days notice.

                            MANAGEMENT OF THE TRUSTS

BOARD OF TRUSTEES

Overall responsibility for management and supervision of the Trust and the Funds rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust or the Funds, including agreements with its distributor, custodian, transfer agent, investment adviser, sub-adviser and administrator. The day-to-day operations of the Funds are delegated to their sub-adviser. The SAI contains background information regarding each of the Trustees and executive officers of the Trust.

TRUSTEES AND OFFICERS. The names, addresses, dates of birth and principal occupation(s) during the last five years of the Trustees and officers of the Trust and the Portfolio Trust are listed below. The business address of the Trustees and officers of the Trust and the Portfolio Trust is c/o Investors Bank & Trust Company, PO Box 9130, Boston, Massachusetts 02117.

TRUSTEES AND OFFICERS OF THE TRUST AND THE PORTFOLIO TRUST

NAME AND AGE             POSITIONS     TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S) DURING PAST 5     NUMBER OF
                         HELD WITH     LENGTH OF TIME         YEARS                                     PORTFOLIOS IN
                         THE TRUST     SERVED(1)                                                        FUND COMPLEX
                         AND THE                                                                        OVERSEEN BY
                         PORTFOLIO                                                                      TRUSTEE/OFFICER(2)
                         TRUST
INDEPENDENT TRUSTEES
THOMAS J. BROWN          Trustee       Since 2003             Chief Operating Officer and Chief                13
Age:  58                                                      Financial Officer of American General
                                                              Asset Management (Investment
                                                              Management), August 2000 to April
                                                              2002; Chief Financial Officer,
                                                              Cypress Holdings (Investment
                                                              Management), October 1997 to August
                                                              2000.

FRANCIS J. GAUL, JR.     Trustee       Merrimac Master        Private Investor July 1997 - present,
Age:  60                               Portfolio since        Vice President and Principal, Triad
                                       1996; Merrimac         Investment Management Company                    13
                                       Series since           (Registered Investment Adviser) July
                                       1998                   1996 - May 1997.

THOMAS E. SINTON         Trustee       Merrimac Master        Retired, Managing Director, Corporate
Age:  71                               Portfolio since        Accounting Policy, April 1993 -
                                       1996; Merrimac         October 1996 and Consultant, January             13
                                       Series since           1993 - March 1996, Bankers Trust
                                       1998                   Company.

INTERESTED TRUSTEE AND
OFFICERS(5)

KEVIN J. SHEEHAN         Trustee       Merrimac Master        Chairman, Chief Executive Officer and
Age:  52                               Portfolio since        President of Investors Financial
                                       1996; Merrimac         Services Corp. and Investors Bank &              13
                                       Series since           Trust Company, June 1995 to August
                                       1998                   2001; Chairman and Chief Executive
                                                              Officer of Investors Financial
                                                              Services Corp. and Investors Bank &
                                                              Trust Company, August 2001 to present.

PAUL J. JASINSKI         President     Merrimac Master        Managing Director, Investors Bank &
Age:  56                 and Chief     Portfolio since        Trust Company, 1990 - present;
                         Executive     1999; Merrimac         Director November 1996 - present,                13
                         Officer       Series since 2001      Investors Bank & Trust - Advisory
                                                              Division.

JOHN F. PYNE             Vice          Treasurer and          Director, Investors Bank & Trust
Age:  36                 President,    Chief Financial        Company 2000 - present.  Assistant
                         Treasurer     Officer since          Treasurer, State Street Bank 1992 -              13
                         and Chief     2002, Vice             2000.
                         Financial     President since
                         Officer       2000

DONALD F. COOLEY         Vice          Merrimac Series        Director/Sales, Investors Bank &
Age:  40                 President     since 2001;            Trust Company May 2001 - present.
                                       Merrimac Master        Vice President, Credit Suisse First              13
                                       Portfolio since        Boston 1999-2000. Vice President,
                                       2003                   Citicorp 1988-1998.

SUSAN C. MOSHER          Secretary     Merrimac Master        Senior Director 2001-present,
Age:  48                               Portfolio since        Director 1995-2000, Mutual Fund
                                       1997;                  Administration - Legal                           13
                                       Merrimac Series        Administration, Investors Bank &
                                       since 1998             Trust Company.

SANDRA I. MADDEN         Assistant     Since 1999             Senior Associate Counsel, Mutual Fund
Age:  37                 Secretary                            Administration - Legal
                                                              Administration, Investors Bank &                 13
                                                              Trust Company, 1999 - present;
                                                              Associate, Scudder Kemper
                                                              Investments, Inc.,  1996-1999.


--------
(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.
(2) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds, comprising thirteen series as of December 31, 2003.
(3) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.
(4) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds, comprising thirteen series as of December 31, 2003.
(5) The Trustee and officers listed below are "interested persons" of each of the Merrimac Master Portfolio and the
    Merrimac Series, as defined in the Investment Company Act of 1940, as amended, due to his or her employment with
    Investors Bank & Trust Company, parent company of Investment Bank & Trust Company - Advisory Division, the investment adviser for the Merrimac Master Portfolio.

SHARE OWNERSHIP IN THE FUND AS OF DECEMBER 31, 2003

                                                          AGGREGATE DOLLAR RANGE
                               DOLLAR RANGE               OF EQUITY SECURITIES
                               OF EQUITY SECURITIES       IN THE TRUST AND THE
NAME OF TRUSTEE                IN THE TRUST               FUND COMPLEX

DISINTERESTED TRUSTEES

Thomas J. Brown                None                       None
Francis J. Gaul, Jr.           None                       $1 - $10,000
Thomas E. Sinton               None                       None

Interested Trustees
Kevin Sheehan                  None                       None

COMMITTEES OF THE BOARD OF TRUSTEES

The Board of Trustees has an Audit Committee, which is comprised of all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees." Currently, Francis J. Gaul, Jr. and Thomas E. Sinton comprise the Audit Committee. Mr. Sinton is the chairman of the Audit Committee. The Audit Committee, pursuant to an Audit Committee Charter adopted by the Board, oversees the Trust's financial reporting, including the Trust's financial statements, review and assess the performance of the independent auditors, review of the Trust's internal controls and internal controls of certain service providers; oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof; ascertains the independence of the Trust's independent auditors; and acts as liaison between the Trust's independent auditors and the full Board of Trustees. The Audit Committee met four times during the fiscal year ended December 31, 2003.

The Board of Trustees has a Governance Committee, which is comprised of all of the Independent Trustees. The Governance Committee, pursuant to a Governance Committee Charter adopted by the Board meets at least annually with their independent counsel. The Governance Committee undertakes a periodic review of, and makes recommendations to the full Board with respect to, the following matters: approval of advisory, sub-advisory, distribution, administrative services and other contracts with affiliated service providers of the Funds; approval of Rule 12b-1 plans of distribution, shareholder servicing plans and agreements relating to such plans; procedures for identifying and recruiting qualified candidates for the position of Independent Trustee; recommending to the Board individuals to be appointed or nominated for election as Independent Trustees (the Governmance Committee does not consider nominees recommended by shareholders); the performance of the Board; the compensation of Trustees; the identity, duties, and composition of the various Committees of the Board and the Chairpersons of such Committees; the development and maintenance of the Board's membership, structure and operation; and any other matters related to the governance of the Fund. The Governance Committee met once during the fiscal year ended December 31, 2003.

The full Board met six times during the fiscal year ended December 31, 2003. Each Director attended all of the Board and Committee meetings of which he is a member.

COMPENSATION OF THE TRUSTEES AND OFFICERS. Neither the Trust nor the Portfolio Trust compensates the Trustees or officers of the Trust and the Portfolio Trust who are affiliated with Investors Bank & Trust Company - Advisory Division or Funds Distributor, Inc. None of the Trustees or officers of the Trust or the Portfolio Trust have engaged in any financial transactions with the Trust or the Portfolio Trust, respectively, during the fiscal year ended December 31, 2003.

The Trustees of the Portfolio Trust are paid an annual retainer of $10,000, payable in equal quarterly installments, and a $2,500 meeting fee for each quarterly meeting attended. Each Fund bears its pro rata allocation of Trustees' fees paid by its corresponding Portfolio to the Trustees of the Portfolio Trust. The unaffiliated Trustees of the Trust are paid an annual fee of $5,000, which is paid quarterly. The following table reflects the compensation paid by the Trust and the Fund Complex to each Trustee for the fiscal period ended December 31, 2003.

                                     Aggregate Compensation       Pension or Retirement         Total Compensation
                                         From the Trust            Benefits Accrued as         From Trust and Fund
Name of Trustee                                                  Part of Fund's Expenses            Complex *
Kevin J. Sheehan                               $0                           $0                          $0

Francis J. Gaul, Jr.                         $9,472                         $0                       $30,500

Edward F. Hines, Jr.**                       $9,472                         $0                       $30,500

Thomas E. Sinton                             $9,472                         $0                       $30,500

 * Fund Complex consists of the Trust, the Portfolio Trust, and the Merrimac Funds, comprising thirteen series as of December 31, 2003.
** Edward F. Hines, Jr. resigned as Trustee effective December 19, 2003.

                                 CONTROL PERSONS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding their corresponding Portfolio without the consent or approval of other interest holders.

As of April 1, 2004, the following shareholders were deemed to be a "control person" of the Trust as such term is defined in the 1940 Act.

                                                                  NATURE OF
                                NAME AND ADDRESS OF               BENEFICIAL        PERCENT
    TITLE OF CLASS                BENEFICIAL OWNER                OWNERSHIP         OF PORTFOLIO
    --------------                ----------------                ---------         ------------

Cash Series -           Christian Science Custody              Direct Ownership         81.73%
Institutional Class     C/o Investors Bank & Trust Co.
                        P.O. Box 9130 Boston, MA 02117

Cash Series-            Saturn & Company                       Direct Ownership          100%
Investment Class        C/o Investors Bank & Trust Co.
                        P.O. Box 9130 Boston, MA 02117

Cash Series-            Saturn & Company                       Direct Ownership         99.98%
Reserve Class           C/o Investors Bank & Trust Co.
                        P.O. Box 9130 Boston, MA 02117

Cash Series-            Funds Distributors, Inc.               Direct Ownership          100%
Advisers Class          60 State Street, Suite 1300
                        Boston, MA 02109

Prime Series-           Lehman Brothers Holdings Inc           Direct Ownership         99.99%
Premium Class           745 Seventh Ave.
                        New York, NY  10019

Prime Series -          Funds Distributors, Inc.               Direct Ownership          100%
Institutional Class     60 State Street, Suite 1300
                        Boston, MA 02109

Prime Series -          Funds Distributors, Inc.               Direct Ownership          100%
Investment Class        60 State Street, Suite 1300
                        Boston, MA 02109

Prime Series -          Funds Distributors, Inc.               Direct Ownership          100%
Reserve Class           60 State Street, Suite 1300
                        Boston, MA 02109

Prime Series -          Funds Distributors, Inc.               Direct Ownership          100%
Adviser Class           60 State Street, Suite 1300
                        Boston, MA 02109

Treasury Series-        Maril & Company                        Direct Ownership         88.23%
Premium Class           Attn: ACM/Fund Accounting
                        1000 N. Water Street, 14th floor
                        Milwaukee, WI 53202

Treasury Series-        Saturn & Company                       Direct Ownership         99.47%
Institutional Class     C/o Investors Bank & Trust Co.
                        P.O. Box 9130 Boston, MA 02117

Treasury  Series -      Saturn & Company                       Direct Ownership          100%
Investment Class        C/o Investors Bank & Trust Co.
                        P.O. Box 9130 Boston, MA 02117

Treasury  Series -      Funds Distributors, Inc.               Direct Ownership          100%
Reserve Class           60 State Street, Suite 1300
                        Boston, MA 02109

Treasury  Series -      Funds Distributors, Inc.               Direct Ownership          100%
Adviser Class           60 State Street, Suite 1300
                        Boston, MA 02109

Treasury Plus           Maril & Company                        Direct Ownership          100%
Series-Premium Class    Attn: ACM/Fund Accounting
                        1000 N. Water Street, 14th floor
                        Milwaukee, WI 53202

Treasury Plus           Saturn & Company                       Direct Ownership         92.11%
Series-Institutional    C/o Investors Bank & Trust Co.
Class                   P.O. Box 9130
                        Boston, MA 02117

Treasury Plus           Saturn & Company                       Direct Ownership          100%
Series-Investment       C/o Investors Bank & Trust Co.
Class                   P.O. Box 9130
                        Boston, MA 02117

Treasury Plus           Funds Distributors, Inc.               Direct Ownership          100%
Series-Reserve Class    60 State Street, Suite 1300
                        Boston, MA 02109

Treasury Plus           Funds Distributors, Inc.               Direct Ownership          100%
Series-Adviser Class    60 State Street, Suite 1300
                        Boston, MA 02109

U.S. Government         Maril & Company Direct Ownership                                85.83%
Series -                Attn: ACM/Fund Accounting
Premium Class           1000 N. Water Street, 14th floor
                        Milwaukee, WI 53202

U.S. Government         Funds Distributors, Inc.               Direct Ownership          100%
Series-                 3435 Stelzer Rd.
Institutional Class     Columbus, OH  43219

U.S. Government         Saturn & Company                       Direct Ownership          100%
Series-                 C/o Investors Bank & Trust Co.
Investment Class        P.O. Box 9130
                        Boston, MA 02117

U.S. Government         Funds Distributors, Inc.               Direct Ownership          100%
Series-                 60 State Street, Suite 1300
Reserve Class           Boston, MA 02109

U.S. Government         Funds Distributors, Inc.               Direct Ownership          100%
Series-                 60 State Street, Suite 1300
Advisers Class          Boston, MA 02109

Municipal Series -      Funds Distributors, Inc.               Direct Ownership          100%
Premium Class           60 State Street, Suite 1300
                        Boston, MA 02109

Municipal Series -      Funds Distributors, Inc.               Direct Ownership          100%
Institutional Class     60 State Street, Suite 1300
                        Boston, MA 02109

Municipal Series -      Saturn & Company                       Direct Ownership          100%
Investment Class        C/o Investors Bank & Trust Co.
                        P.O. Box 9130 Boston, MA 02117

Municipal Series -      Funds Distributors, Inc.               Direct Ownership          100%
Reserve Class           60 State Street, Suite 1300
                        Boston, MA 02109

Municipal Series -      Funds Distributors, Inc.               Direct Ownership          100%
Adviser Class           60 State Street, Suite 1300
                        Boston, MA 02109

Principal Holders is defined by the 1940 Act as the percentage of ownership of each person who owns of record or is known by the Fund to own beneficially 5% or more of any one Class of the
Fund's outstanding securities. As of April 1, 2004, the following shareholders were deemed to be
"principal holders" of the Trust as such term is defined in the 1940 Act.

                                                                  NATURE OF
                                NAME AND ADDRESS OF               BENEFICIAL        PERCENT
    TITLE OF CLASS                BENEFICIAL OWNER                OWNERSHIP         OF PORTFOLIO
    --------------                ----------------                ---------         ------------

Cash Series - Premium   Ceridian Corporate Trustee             Direct Ownership         14.60%
Class                   Ceridian Payroll Trust
                        17390 Brookhurst St.
                        Fountain Valley, CA 92708

                        Lumbermans Mutual Casualty Co.         Direct Ownership         10.21%
                        1 Kemper Dr.
                        Attn: Investments 135E
                        Long Grove, IL 60049

                        Chicago Mercantile Exchange Inc.       Direct Ownership          7.29%
                        30 S. Wacker Dr.
                        Chicago, IL  60606

                        Brown Brothers Harriman & Co.          Direct Ownership          6.57%
                        140 Broadway
                        New York, NY 10005

                        Byrd & Co. c/o Wachovia Bank           Direct Ownership          5.10%
                        123 S. Broad St.
                        Philadelphia, PA  19109

                        Lehman Brothers Inc                    Direct Ownership          5.00%
                        FBO 8312398913
                        70 Hudson St.
                        Jersey City, NJ  07302

Cash Series -           Saturn & Company                       Direct Ownership         17.68%
Institutional Class     C/o Investors Bank & Trust Co.
                        P.O. Box 9130 Boston, MA 02117

Treasury Series-        Saturn & Company                       Direct Ownership         11.77%
Premium Class           C/o Investors Bank & Trust Co.
                        P.O. Box 9130 Boston, MA 02117

Treasury Plus           Funds Distributors, Inc.               Direct Ownership          7.89%
Series- Institutional    60 State Street, Suite 1300
Class                   Boston, MA 02109

U.S. Government         Beacon Capital Strategic Partners LP   Direct Ownership         14.17%
Series -                One Federal St., 26th Floor
Premium Class           Boston, MA  02110

As of April 1, 2004, Trustees and officers of the Trust owned in the aggregate less than 1% of any of the Portfolios.

                      PROXY VOTING POLICIES AND PROCEDURES

If at any time a Fund receives notice of a meeting of shareholders of a Portfolio in which the Fund invests, the Fund will seek instructions from its shareholders with regard to the voting of the Fund's interests in the Portfolio and will vote such interests in accordance with such instructions. Alternatively, the Fund may elect to vote its interests in the Portfolio in the same proportion as the vote of all other holders of interests in the Portfolio.

Proxies for the portfolio securities of the Portfolios are voted in accordance with the Portfolio Trust's proxy voting policies and procedures, which are set forth in Appendix B to this Statement of Additional Information.

Starting July 1, 2004, information on regarding how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 888-637-7622, or on the Funds' website at www.merrimacmutualfunds.com; and (2) on the SEC website at http://www.sec.gov.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISERS AND SUB-ADVISERS

The Portfolios each retain Investors Bank & Trust Company - Advisory Division (the "Adviser") as their investment adviser. The Investment Adviser Agreements (the "Adviser Agreements") between the Adviser and each of the Portfolios provides that the Adviser will manage the operations of the Portfolios, subject to the policies established by the Board of Trustees of the Trust. The Adviser also provides office space, facilities, equipment and personnel necessary to supervise the Portfolios' operations and pays the compensation of each such Portfolio's officers, employees and directors who are affiliated with the Adviser. The Portfolios, each pay the Adviser a unitary fee for the services provided as Investment Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. For a description of the rate of compensation that the Portfolios pay the Adviser under the Adviser Agreements, see "Administrator, Transfer Agent and Fund Accountant" below.

Each Portfolio pays the Adviser a fee for its services. The fee paid to the Adviser by the each of the Portfolios for the last three fiscal years are as follows:

           PORTFOLIO*              2001            2002              2003

Cash Portfolio                  $5,328,983      $9,626,398        $8,362,114
Prime Portfolio                     N/A             N/A            178,000*
Treasury Portfolio                874,532         753,404          598,590
Treasury Plus Portfolio           445,834         513,744          1,333,552
U.S. Government Portfolio         735,364         836,235          971,903
Municipal Portfolio              181,466**        229,454          365,013

 * For the period June 20, 2003 (commencement of operations) to December 31,
   2003.
** For the period April 19, 2001 (commencement of operations) to December
   31, 2001.

Pursuant to Investment Sub-Adviser Agreements, the Adviser has retained the following sub-advisers for each respective Portfolio. Each sub-adviser is compensated as shown below by the Adviser at no additional cost to the Portfolios. Subject to the supervision of the Adviser and of the Portfolio Trust's Board of Trustees, the sub-advisers furnish to each Portfolio investment research, advice and supervision and determine what securities will be purchased, held or sold by the Portfolios.

Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as investment sub-adviser to the Cash Portfolio, the Prime Portfolio and to the U.S. Government Portfolio. Prior to June 1, 2003, Opus Investment Management, Inc. ("Opus") (formerly Allmerica Asset Management, Inc.) served as investment sub-adviser to the Cash Portfolio and the U.S. Government Portfolio. For its services, Lincoln will receive an annual fee, computed and paid monthly, based individually on the average net assets ("ANA") of the Cash Portfolio, the Prime Portfolio and the U.S. Government Portfolio according to the following schedule:

          ASSETS                                                    RATE
          ------                                                    ----

       First $500 Million .......................................   0.09%
       Next $500 Million ........................................   0.07%
       Over $1 Billion ..........................................   0.06%

For its services M&I Investment Management Corp. ("M&I") will receive an annual fee, computed and paid monthly at an annual rate of 0.08% of the average daily net assets for the Treasury Portfolio and the Treasury Plus Portfolio.

For its services ABN AMRO Asset Management (USA) LLC ("ABN AMRO") will receive an annual fee, computed and paid monthly, based on the ANA of the Merrimac Municipal Portfolio according to the following schedule:

          ASSETS                                                    RATE
          ------                                                    ----

       First $75 Million ......................................     0.12%
       Next $75 Million ........................................    0.10%
       Over $150 Million .......................................    0.08%

Payments to the sub-advisers for each Portfolio by the Adviser during the past three fiscal years were as follows:

                                    2001           2002           2003

   LINCOLN
   Cash Portfolio                    N/A           N/A         $1,666,699*
   Prime Portfolio                   N/A           N/A          94,387**
   U.S. Government Portfolio         N/A           N/A          295,746**

   OPUS
   Cash Portfolio                $2,176,996     $3,597,849    1,484,821***
   U.S. Government Portfolio       384,699       439,955       204,147***

   M&I
   Treasury Portfolio              412,961       354,569         281,700
   Treasury Plus Portfolio         209,836       241,771         627,577

   ABN AMRO
   Municipal Portfolio           116,602****     149,915         216,359

      * For the period June 1, 2003 to December 31, 2003.
     ** For the period June 20, 2003 (commencement of operations) to December
        31, 2003.
    *** For the period January 1, 2003 to May 31, 2003.
   **** For the period April 19, 2001 (commencement of operations) to
        December 31, 2001.

The Portfolios bear the expenses of their operations other than those incurred by the sub-advisers. Among the other expenses, the Portfolios pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of shareholder reports; registration and reporting fees and expenses; and the Portfolio Trust's Trustee fees and expenses.

The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the sub-advisers of each Fund's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement sub-advisers to the Trust's Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the Securities and Exchange Commission (the "SEC") to permit the Adviser and the Portfolios to add or terminate sub-advisers without shareholder approval. Shareholders of the Treasury Portfolio and the Treasury Plus Portfolio must approve the "manager of managers" structure prior to the exemptive relief being utilized for such Portfolios.

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Portfolio Trust as that term is defined in the 1940 Act, have approved the Adviser Agreements and Sub-Adviser Agreements. In considering the agreements, the Trustees reviewed a variety of materials relating to each Fund, the Adviser and each sub-adviser, including information about the fee expenses and performance of each Fund relative to other similar mutual funds. The Trustees reviewed information provided by each sub-adviser relating to its operations, personnel, investment philosophy and investment strategies and techniques, as well as the performance of each sub-adviser in managing its respective Portfolio. The Trustees also reviewed the compliance capabilities of the Adviser and each sub-adviser.

In approving each of the Sub-Adviser Agreements, the Trustees considered, among other things: (i) the nature and quality of services rendered by each sub-adviser; (ii) the short-term and long-term performance of the sub-adviser relative to other advisers that manage similar investment portfolios; and (iii) the compensation paid by the Adviser to the sub-adviser.

With respect to the Adviser, the Trustees considered, among other things, the financial condition and profitability of the Adviser in providing a variety of services to the Funds and Portfolios and the compensation paid to the Adviser for such services.

After considering these and other factors, the Trustees concluded that approval of the Adviser Agreements and Sub-Adviser Agreements would be in the interests of each Fund and Portfolios and their respective shareholders.

DISTRIBUTOR

The Funds are continuously distributed by Funds Distributor, Inc. (the "Distributor") pursuant to a Distribution Agreement with the Trust dated April 30, 2001 and amended November 8, 2001. The Distributor makes itself available to receive purchase orders for the Funds' shares. Pursuant to the Distribution Agreement, the Distributor has agreed to use its best efforts to obtain orders for the continuous offering of the Funds' shares. The Distributor receives no commissions or other compensation from the Funds for its services, but receives compensation from the Adviser for services it performs in acting as the Funds' Distributor.

The Distributor is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109 and is an indirect wholly-owned subsidiary of The BISYS Group, Inc., a publicly held company.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

The Board of Trustees of the Trust has adopted a Plan of Distribution (the "Distribution Plan") under Rule 12b-1 of the 1940 Act with respect to the Investment Class and the Reserve Class of shares of each Fund after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. The Distribution Plan provides that the Distribution Agent (defined therein) shall receive a fee from each Fund at an annual rate not to exceed 0.10% of the average daily net assets of the Reserve Class such Fund and at an annual rate not to exceed 0.25% of the average daily net assets of the Investment Class such Fund attributable to shareholders who are clients of the Distribution Agent, plus reimbursement of direct out of pocket expenditures incurred in connection with the offer or sale or shares, including expenses relating to the preparation, printing and distribution of sales literature and reports.

The Distribution Plan will continue in effect only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Trustees of the Trust who are not "interested persons" of the Trust (the "Disinterested Trustees") and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto (the "Qualified Distribution Plan Trustees"). The Distribution Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust and that the Trustees review a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan further provides that the selection and nomination of the Trust's Qualified Distribution Plan Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Distribution Plan Trustees, or by a vote of a majority of the outstanding voting shares of such Fund. The Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of such Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Distribution Plan Trustees.

For the fiscal year ended December 31, 2003 the following was paid under the Distribution Plan:

                                   RESERVE         ADVISER           INVESTMENT
                                    CLASS           CLASS*             CLASS

CASH PORTFOLIO                     $5,846             $13             $683,423
PRIME PORTFOLIO                       2                6                 2
TREASURY PORTFOLIO                    4               11              269,004
TREASURY PLUS PORTFOLIO               4               11              209,490
U.S. GOVERNMENT PORTFOLIO             4               12              494,131
MUNICIPAL PORTFOLIO                   4               11              214,526

* As of [August 1, 2004] the Adviser Class was renamed the Nottingham Class and its Distribution Plan under Rule 12b-1 of the 1940 Act was terminated.

These fees were used for general marketing activities and payments to third-party wholesalers.

The Board of Trustees of the Trust have also adopted a Shareholder Servicing Plan (the "Servicing Plan") with respect to the Institutional Class and the Investment Class of each Fund after having concluded that there is a reasonable likelihood that the Servicing Plan will benefit the Funds and their shareholders. The Servicing Plan provides that the Shareholder Servicing Agent shall receive a fee from each Fund at an annual rate not to exceed 0.25% of the average daily net assets of such Fund.

The Servicing Plan will continue in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Disinterested Trustees who have no direct or indirect financial interest in the operation of the Servicing Plan or in any agreements related thereto (the "Qualified Servicing Plan Trustees"). The Servicing Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust and that the Trustees review a written report of the amounts expended pursuant to the Servicing Plan and the purposes for which such expenditures were made. The Servicing Plan further provides that the selection and nomination of the Trust's Qualified Servicing Plan Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Servicing Plan may be terminated at any time by a vote of a majority of the Qualified Servicing Plan Trustees, or by a vote of a majority of the outstanding voting shares of such Fund. The Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of such Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Servicing Plan Trustees.

ADMINISTRATOR, TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT

Investors Bank & Trust Company ("Investors Bank"), serves as Administrator, Transfer Agent and Custodian to the Funds and the Portfolios. The services provided by Investors Bank as administrator include certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. As transfer agent and dividend paying agent, Investors Bank is responsible for issuance, transfer and redemption of interests, the establishment and maintenance of accounts and the payment of distributions for each Fund and for maintaining records of holders in interest and for the payment of distributions for each Portfolio. As custodian, Investors Bank holds cash, securities and other assets of the Funds and the Portfolios as required by the 1940 Act.

IBT Fund Services (Canada) Inc., ("IBT Canada") a subsidiary of Investors Bank, serves as fund accounting agent for the Portfolios. As fund accounting agent, IBT Canada performs certain accounting, clerical and bookkeeping services, and the daily calculation of net asset value for each Portfolio.

For its services as Investment Adviser, Administrator, Transfer Agent, Custodian and Fund Accounting Agent, each Portfolio pays Investors Bank an aggregate fee, at an annual rate of 0.17% of the ANA of such Portfolio. These fees are calculated daily and paid monthly. For its services as Administrator, Transfer Agent, Custodian and Fund Accounting Agent, the Funds each pay Investors Bank an aggregate fee, which is calculated daily and paid monthly, at an annual rate of 0.01% of ANA of such Fund.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

Purchases and sales of securities for the Portfolios usually are principal transactions. Securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios do not anticipate paying brokerage commissions. A Portfolio seeks to effect any transaction for which it pays a brokerage commission at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include the spread between the bid and asked price.

Allocations of transactions, including their frequency, to various dealers is determined by the respective sub-advisers in their best judgment and in a manner deemed to be in the best interest of each of the Funds and the other investors in the Portfolios rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by the sub-advisers. If, however, the Portfolios and other accounts managed by its sub-adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Portfolio or the size of the position obtainable for that Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other accounts managed by their sub-adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                                  CAPITAL STOCK

Under the Master Trust Agreement, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of each Fund. The Master Trust Agreement authorizes the Board of Trustees to divide the shares into any number of classes or series, each class or series having such designations, powers, preferences, rights, qualifications, limitations and restrictions, as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the other classes or series in various characteristics.

The Trust generally is not required to hold meetings of its shareholders. Under the Master Trust Agreement, however, shareholder meetings will be held in connection with the following matters: (1) the election or removal of Trustees if a meeting is called for such purpose; (2) the adoption of any investment advisory contract; (3) any amendment of the Master Trust Agreement (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (4) such additional matters as may be required by law, the Master Trust Agreement, the By-laws of the Trust or any registration of the Trust with the SEC or any state, or as the Trust's Trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his successor or until such Trustee sooner dies, resigns or is removed by a vote of two-thirds of the shares entitled to vote, or a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders. A shareholders' meeting shall be held for the purpose of voting upon the removal of a Trustee upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Master Trust Agreement provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of Trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Master Trust Agreement, such as termination or reorganization of the Trust and certain amendments of the Master Trust Agreement, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Master Trust Agreement specifically authorizes the Board of Trustees to terminate the Trust (or any series Fund thereof) by notice to the shareholders without shareholder approval. The Board of Trustees may by amendment to the Master Trust Agreement add to, delete, replace or otherwise modify any provisions relating to any series or class, provided that before adopting any such amendment without shareholder approval, the Board of Trustees determined that it was consistent with the fair and equitable treatment of all shareholders and, if shares have been issued, shareholder approval shall be required to adopt any amendments which would adversely affect to a material degree the rights and preferences of the shares of any series or class.

Each share of a Fund has equal voting rights with every other share of a Fund, and all shares of a Fund vote as a single group except where a separate vote of any class is required by the 1940 Act, the laws of the State of Delaware, the Master Trust Agreement or the By-Laws, or as the Board may determine in its sole discretion. Where a separate vote is required with respect to one or more classes, then the shares of all other classes vote as a single class, provided that, as to any matter which does not affect the interest of a particular class, only the holders of shares of the one or more affected classes is entitled to vote.

Interests in each Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. The Portfolio Trust normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolio Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of the Portfolio Trust continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in a Portfolio may call a meeting of holders in such Portfolio for the purpose of removing any Trustee. A Trustee of the Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolio Trust qualified to vote in the election. The 1940 Act requires the Portfolio Trust to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in a Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to holders. Each holder in a Portfolio is entitled to a vote in proportion to its percentage interest in such Portfolio

                  PURCHASE, REDEMPTION AND VALUATION OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Information on how to purchase and redeem shares and the time at which net asset value of each share is determined is included in the Prospectus.

The Trust may suspend the right to redeem Fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange ("NYSE") and the Federal Reserve Bank ("Fed") are closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Fund.

The Trust intends to pay redemption proceeds in cash for all Fund shares redeemed. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash. The Portfolios have advised the Trust that the Portfolios will not redeem in-kind except in circumstances in which a Fund is permitted to redeem in-kind or except in the event a Fund completely withdraws its interest from a Portfolio.

VALUATION OF SHARES

The investment securities in the Portfolios are valued based upon the amortized cost method which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides consistency in valuation, it may result in periods during which the stated value of a security is higher or lower than the price a Portfolio would receive if the security were sold. This method of valuation is used in order to stabilize the NAV of shares of each Fund at $1.00; however, there can be no assurance that each Fund's NAV will always remain at $1.00 per share.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following discussion summarizes the U.S. Federal income tax law as applicable to a Fund and its shareholders that are "United States persons" as defined in the Internal Revenue Code of 1986, as amended (the "Code") (generally, U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under the Code. This discussion does not address special tax rules applicable to certain classes of investors, such as foreign investors (who may be subject to withholding or other taxes), tax-exempt entities, insurance companies, and financial institutions, nor does it address all of the tax considerations that may be relevant to investors. Each investor should discuss with a tax adviser the tax consequences of an investment in a Fund based upon the investor's particular circumstances.

TAXATION OF THE PORTFOLIOS AND THE FUNDS

Each Fund has elected to be a "regulated investment company" ("RIC") under Subchapter M of the Code and is treated as a separate corporation for federal income tax purposes. Each Fund has operated so as to qualify as a RIC and intends to continue to so qualify in the future. As a RIC, a Fund is not liable for federal income taxes on taxable net investment income and capital gain net income (capital gains in excess of capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain in excess of net long-term capital losses. For a Fund to qualify as a RIC it also must abide by all of the following requirements: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer, and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers that are controlled by the Fund and that are treated as engaged in the same or similar trades or businesses or related trades or businesses.

Each Portfolio is treated as a partnership for federal income tax purposes. As such, a Portfolio is not subject to federal income taxation. Instead, a Fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from its corresponding Portfolio. Because a Fund invests its assets in its corresponding Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for its corresponding Fund to satisfy them. Each Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. A Portfolio will make allocations to its corresponding Fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid Federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund will be deemed (i) to own its proportionate share of each of the assets of its corresponding Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by a Fund during October, November or December of any calendar year and made payable to shareholders of record on a specified date in such month, but paid during the following January. Such distributions will be deemed to have been paid by the Fund and received by shareholders on December 31 of the year the distributions are declared, rather than the year in which the distributions are paid and received.

For federal income tax purposes, a Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders.

If a Portfolio invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with an original issue discount (or with market discount if an election is in effect to include market discount in income currently), the Portfolio must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute to its shareholders, at least annually, all or substantially all of its net income, which includes its distributive share of such original issue discount (or market discount) accrued by the Portfolio, to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to enable the Fund to satisfy the distribution requirements. A Fund may sell securities short "against the box." Under certain circumstances, these transactions may be treated as constructive sales, resulting in the recognition of gain to the Fund.

TAXATION OF FUND SHAREHOLDERS

Dividends from net investment income and distributions of net short-term capital gains generally are taxable to shareholders as ordinary income under federal income tax laws. The rules that provide for taxation of qualified dividend income at net capital gain rates generally will not apply to dividends from the Funds. Distributions from net long-term capital gains generally are taxable as long-term capital gains regardless of the length of time a shareholder has held its shares. Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, generally will be taxable to shareholders whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

It is anticipated that, due to the nature of each Portfolio's investments, no portion of any Fund's distributions will generally qualify for the dividends received deduction. A Fund's distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent the Fund was allocated dividend income of its corresponding Portfolio from stock investments in U.S. domestic corporations.

Dividends and certain other distributions may be subject to "backup withholding" of federal income tax, currently at a 28% rate, for shareholders who fail to provide required taxpayer identification numbers or related certifications, provide incorrect information, or are otherwise subject to such withholding.

Gain or loss, if any, recognized on the sale or other disposition of shares of the Funds will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands and the transaction is treated as a sale for federal income tax purposes. Generally, a shareholder's gain or loss, if any, will be a long term gain or loss if the shares have been held for more than one year. Since each Fund attempts to maintain a stable NAV of $1.00 per share, it is anticipated that gain or loss would generally not result upon disposition of the shares of the Funds.

Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) investments in certain U.S. Government Securities, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if any, of the Fund's indirect ownership (through the Portfolio) of any such obligations, the federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS IN THE MUNICIPAL SERIES

The Municipal Series intends to qualify to pay "exempt-interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from federal income tax. So long as this and certain other requirements are met, dividends consisting of such Fund's net tax-exempt interest income will be exempt-interest dividends, which are exempt from federal income tax in the hands of the shareholders of the Fund, but may have alternative minimum tax consequences.

The interest on indebtedness incurred by a shareholder in order to purchase or carry shares in the Municipal Series is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to a share of the Municipal Series and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends received by the shareholder with respect to such share. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares in the Municipal Series. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of the dividends received from the Municipal Series may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal excess "passive investment income." Shareholders of the Municipal Series should consult their tax advisers to determine whether any portion of the dividends received from the Municipal Series is considered tax exempt in their particular states. Issuers of bonds purchased by the Municipal Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time. Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Municipal Series to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends."

                              INDEPENDENT AUDITORS

For the fiscal year ended December 31, 2003, Ernst & Young LLP ("E&Y") served as independent auditors to the Trust and the Portfolio Trust. E&Y is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted accounting standards, and preparation of the Federal tax returns. Additionally, pursuant to Rule 17f-2 of the 1940 Act, three security counts are performed for the Portfolio Trust. The mailing address for E&Y is 200 Clarendon Street, Boston, Massachusetts 02116.

                                     COUNSEL

Goodwin Procter LLP serves as counsel to the Trust and the Portfolio Trust. Sullivan & Worcester LLP serves as counsel to the Trustees of the Trust who are not "interested persons" of the Trust as such term is defined in the 1940 Act.

                              FINANCIAL STATEMENTS

The Fund's financial statements contained in the 2003 Annual Report of the Merrimac Series have been audited by E&Y, independent auditors, and are incorporated by reference into this SAI. Copies of the Merrimac Series 2003 Annual Report may be obtained by calling 1-888-637-7622.

                                   APPENDIX A

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of short-term debt ratings have been published by Standard & Poor's Ratings Service ("Standard & Poor's"), Moody's Investors Service ("Moody's"), Fitch's IBCA Investors Service ("Fitch") and Dominion Bond Rating Service ("DBRS"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.

A -- Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper issues rated A-1 by Standard & Poor's reflect a very strong degree of safety of timely payment. Commercial paper issues rated A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations. Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Commercial paper issues rated Fitch-2 are regarded as having only a slightly less assurance of timely payment than those issues rated Fitch-1.

Commercial paper rated R-1 (high) is considered by DBRS to be of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

DESCRIPTION OF LONG-TERM DEBT RATINGS

The following is a description of Moody's debt instrument (corporate and municipal debt) ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following is a description of Standard & Poor's debt instrument (corporate and municipal debt) ratings:

Standard & Poor's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Plus (+) or minus (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following is a description of DBRS's debt instrument ratings:

DBRS long term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

Bonds rated "AAA" by DBRS are considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

Bonds rated "AA" by DBRS are considered to be of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree.

SHORT TERM MUNICIPAL LOANS.

S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG/VMIG-1 group.

                                                                     APPENDIX B

                            MERRIMAC MASTER PORTFOLIO

                               PROXY VOTING POLICY

The Board of Trustees of Merrimac Master Portfolio (the "Fund") has adopted the following the Proxy Voting Policy (the "Policy") for the Fund.

Proxy Voting. The Fund does not intend to invest in voting securities on behalf of each portfolio series except that it may hold shares of investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") ("Investment Companies").

If the Fund receives a proxy for an Investment Company, the Fund intends to vote the proxy as recommended by the Investment Company's trustees or directors. In the event the Fund receives a proxy for an entity other than an Investment Company, the proxy will be presented to the Fund's Board of Trustees (the "Board") and voted according to the Board's instruction.

Deviation from Policy. From time to time the Fund may deviate from the Policy with respect to voting proxies of Investment Companies. In the event a proxy vote with respect to an Investment Company represents a deviation from the Policy, such deviation will be reported to the Board at the next regular meeting of the Board.

Addressing Conflicts of Interest. Whereas the Fund does not intend to invest in voting securities except shares of Investment Companies, the Fund does not expect to encounter conflicts of interest in voting any proxy for a security held in its portfolio. In the event a conflict of interest is identified with respect to any proxy vote, the proxy vote and a description of the event or relationship creating the conflict of interest will be presented to the members of the Board for their consideration. Any proxy for which a conflict of interest has been identified will be voted according the Board's instruction.